Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
November 30, 2024
BAN-NPRT3-0125
1.810667.120
Common Stocks - 99.5%
	Shares	Value ($)
CYPRUS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Phoenix Vega Mezz PLC	330,200	28,473
Financial Services - 0.0%
Sunrisemezz PLC	47,171	12,886
TOTAL CYPRUS		41,359
PUERTO RICO - 4.1%
Financials - 4.1%
Banks - 4.1%
Popular Inc	219,300	21,789,648
UNITED STATES - 95.4%
Financials - 95.4%
Banks - 92.1%
1st Source Corp	94,081	6,104,916
Associated Banc-Corp	540,600	14,428,614
Bank of America Corp	729,376	34,652,654
Banner Corp (a)	155,400	11,591,286
BOK Financial Corp	143,800	17,093,506
Cadence Bank (a)	325,239	12,420,877
Citigroup Inc	387,100	27,433,777
Citizens Financial Group Inc	343,100	16,516,834
Community Trust Bancorp Inc	95,376	5,625,276
Community West Bancshares	217,400	4,765,408
East West Bancorp Inc	175,600	19,259,808
Eastern Bankshares Inc (a)	897,500	16,729,400
First Hawaiian Inc (a)	432,800	11,949,608
First Interstate BancSystem Inc Class A	452,134	15,811,126
Heartland Financial USA Inc	200,800	13,568,056
Huntington Bancshares Inc/OH	911,500	16,416,115
Independent Bank Group Inc	171,700	11,490,164
KeyCorp	710,200	13,834,696
M&T Bank Corp	141,460	31,119,785
Old National Bancorp/IN (a)	780,501	18,076,403
PNC Financial Services Group Inc/The	69,200	14,858,624
Sierra Bancorp	155,300	4,887,291
Southern Missouri Bancorp Inc	30,800	2,022,020
TriCo Bancshares	209,987	10,150,772
Truist Financial Corp	80,200	3,823,936
UMB Financial Corp	116,270	14,590,722
Univest Financial Corp	260,000	8,257,600
US Bancorp	573,000	30,535,170
Wells Fargo & Co	563,592	42,928,804
WesBanco Inc (a)	331,000	11,697,540
Wintrust Financial Corp	104,700	14,449,647
Zions Bancorp NA	226,100	13,683,572
		490,774,007
Capital Markets - 2.7%
Northern Trust Corp	59,500	6,614,020
State Street Corp	78,800	7,762,588
		14,376,608
Consumer Finance - 0.6%
OneMain Holdings Inc	54,300	3,114,105
TOTAL UNITED STATES		508,264,720
TOTAL COMMON STOCKS (Cost $337,161,161)		530,095,727

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	4.64	3,223,248	3,223,892
Fidelity Securities Lending Cash Central Fund (b)(c)	4.64	32,992,860	32,996,159
TOTAL MONEY MARKET FUNDS (Cost $36,220,051)			36,220,051

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $373,381,212)	566,315,778
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(33,520,290)
NET ASSETS - 100.0%	532,795,488

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	198,310	64,392,496	61,366,942	29,875	28	-	3,223,892	0.0%
Fidelity Securities Lending Cash Central Fund	1,115,400	162,071,607	130,190,848	3,170	-	-	32,996,159	0.1%
Total	1,313,710	226,464,103	191,557,790	33,045	28	-	36,220,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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